Income Tax (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax (Details) [Line Items]
Combined tax rate	34.00%
Taxable income percentage	30.00%
Total tax losses	R$ 124,730	R$ 78,573	R$ 30,397
Deferred tax liabilities	3,145	3,820
Book and Tax Differences [Member]
Income Tax (Details) [Line Items]
Deferred tax liabilities	R$ 44,566	R$ 45,838